Related Party Transactions (Tables) (IMAC Regeneration Center of St Louis, LLC)	12 Months Ended
Dec. 31, 2017
IMAC Regeneration Center of St. Louis, LLC [Member]
Schedule of Related Parties Transactions

The Company owes the following amounts as of December 31, 2017 to the following related entities. These entities are related based on common ownership with the Company:

Amount
Facility	$1,753
IMAC Holdings, LLC	2,577
Integrated Medicine and Chiropractic Regeneration Center PC	$4,330